ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable, net

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable	1,059,129	1,287,232	184,900
Notes receivable	12,820	28,003	4,022
Allowance for doubtful accounts	(25,105)	(86,152)	(12,375)
Accounts and notes receivable, net	1,046,844	1,229,083	176,547

Schedule of movements in allowance for doubtful accounts

	As at December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance at beginning of the year	(6,708)	(5,794)	(25,105)	(3,606)
Additions	(18,958)	(60,183)	(105,984)	(15,224)
Write-offs	19,872	40,872	44,937	6,455
Balance at end of the year	(5,794)	(25,105)	(86,152)	(12,375)